BANK BORROWINGS	12 Months Ended
Dec. 31, 2019
BANK BORROWINGS
BANK BORROWINGS

13.  BANK BORROWINGS

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term bank borrowings	50,000	234,500	33,684
Long-term bank borrowings, current portion	75,284	32,500	4,668
	125,284	267,000	38,352
Long-term bank borrowings, non-current portion	112,000	79,500	11,419
Total bank borrowings	237,284	346,500	49,771

The short-term bank borrowings outstanding as of December 31, 2018 and 2019 bore a weighted average interest rate of 4.05% and 4.56% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2018 and 2019 bore a weighted average interest rate of 5.31% and 5.28% per annum, respectively, and were denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2018 and 2019, unused loan facilities for bank borrowings amounted to RMB21,375 and RMB326,068  (US$46,837), respectively.

Bank borrowings as of December 31, 2018 and 2019 were secured by the following:

December 31, 2018
Short-term bank borrowings	Secured by
(RMB)
50,000	Secured by restricted cash of RMB60,796.
50,000

Long-term bank borrowings (including current portion)	Secured by
(RMB)
138,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB286,596 and RMB16,403, respectively (Note 8/Note 10).
49,284	Unsecured borrowings.
187,284

December 31, 2019
Short-term bank borrowings	Secured by
(RMB)
34,500	Unsecured borrowings.

200,000	Secured by restricted cash of RMB215,816 (US$31,000).
234,500

Long-term bank borrowings (including current portion)	Secured by
(RMB)
112,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB203,747 (US$29,267) and RMB15,989 (US$2,297), respectively (Note 8/Note 10).
112,000